Schedule of Deferred Tax Assets (Details) - HCYC Group Company Limited [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets derived from net operating loss (“NOL”) carry forwards	$ 62,760	$ 46,048
Less: valuation allowance	31,380
Total deferred tax assets, net	$ 31,380	$ 46,048